UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23396

Rimrock Funds Trust

(Exact name of registrant as specified in charter)

100 Innovation Drive, Suite 200

Irvine, California 92617

(Address of principal executive offices) (Zip code)

Robert S. De Leon, Esquire

Rimrock Capital Management, LLC

100 Innovation Drive, Suite 200

Irvine, California 92617

(Name and address of agent for service)

Copy to:

John J. O’Brien, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Registrant's telephone number, including area code: (949) 381-7800

Date of fiscal year end: May 31

Date of reporting period: February 29, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

RIMROCK CORE BOND FUND

SCHEDULE OF INVESTMENTS	FEBRUARY 29, 2020 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
CORPORATE BONDS – 10.5%
Communications – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 3/30/29	35,000	40,570
Comcast Corp., 4.15%, 10/15/28	35,000	40,598
		81,168
Energy – 2.0%
ConocoPhillips Holding Co., 6.95%, 4/15/29	25,000	34,114
Enterprise Products Operating LLC, 3.13%, 7/31/29	35,000	36,581
Kinder Morgan, Inc., 4.30%, 3/1/28	35,000	39,050
		109,745
Healthcare – 1.4%
Centene Corp., 5.38%, 6/1/26	35,000	36,762
UnitedHealth Group, Inc., 4.45%, 12/15/48	35,000	43,775
		80,537
Media/Leisure – 1.7%
Activision Blizzard, Inc.,
3.40%, 6/15/27	35,000	37,563
4.50%, 6/15/47	15,000	18,872
Fox Corp.,
4.71%, 1/25/29	35,000	41,193
		97,628
Technology – 0.7%
Equinix, Inc.,
5.38%, 5/15/27	35,000	37,688
Telecom/Cable – 0.7%
Comcast Corp.,
4.25%, 10/15/30	35,000	41,674
Utilities – 2.6%
Edison International,
4.13%, 3/15/28	10,000	10,913
Florida Power & Light Co.,
3.15%, 10/1/49	35,000	38,873
San Diego Gas & Electric Co.,
4.10%, 6/15/49	35,000	43,124
Sempra Energy,
3.80%, 2/1/38	10,000	11,198

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
CORPORATE BONDS - 10.5% continued
Utilities – 2.6% continued
Southern California Edison Co.,
3.65%, 3/1/28	35,000	39,102
		143,210
Total Corporate Bonds
(Cost $559,279)		$591,650

COMMERICAL MORTGAGE BACKED SECURITIES – 20.8%
Government Agency – 1.7%
FREMF Mortgage Trust, Series
2013-KF02, Class C, (Floating, ICE
LIBOR USD 1M + 4.00%), 5.66%,
12/25/45(1)	94,019	94,039
Government Agency - Interest Only – 12.8%
Freddie Mac Multifamily Structured
Pass Through Certificates, Series
K094, Class X1, 0.88%, 6/25/29(2)	2,698,960	196,074
Freddie Mac Multifamily Structured
Pass Through Certificates, Series
K-1512, Class X1, 0.91%,
4/25/34(2)	2,098,028	200,062
Freddie Mac Multifamily Structured
Pass Through Certificates, Series
K-1514, Class X1, 0.70%,
10/25/34(2)	1,499,725	103,863
Freddie Mac Multifamily Structured
Pass Through Certificates, Series
K152, Class X1, 0.96%, 1/25/31(2)	2,700,052	221,355
		721,354
Non Agency – 0.6%
JP Morgan Chase Commercial
Mortgage Securities Trust, Series
2014-C19, Class A2, 3.05%,
4/15/47	4,942	4,993
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C31,
Class A2, 3.01%, 8/15/48	27,443	27,491
		32,484
Non Agency - Interest Only – 5.7%
GS Mortgage Securities Trust, Series
2013-GC13, Class XA, 0.08%,
7/10/46(2)	26,687,866	79,530
GS Mortgage Securities Trust, Series
2015-GC32, Class XA, 0.76%,
7/10/48(2)	3,606,693	122,972

RIMROCK CORE BOND FUND

SCHEDULE OF INVESTMENTS	FEBRUARY 29, 2020 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
COMMERICAL MORTGAGE BACKED SECURITIES - 20.8% continued
Non Agency - Interest Only – 5.7% continued
GS Mortgage Securities Trust, Series
2016-GS3, Class XA, 1.25%,
10/10/49(2)	654,600	40,891
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2015-C26,
Class XA, 1.03%, 10/15/48(2)	1,704,176	78,374
		321,767
Total Commerical Mortgage Backed
Securities
(Cost $1,124,683)		$1,169,644

RESIDENTIAL MORTGAGE BACKED SECURITIES – 60.6%
Government Agency – 26.1%
Fannie Mae REMIC, Series 2001-29,
Class Z, 6.50%, 7/25/31	54,764	63,061
Fannie Mae REMIC, Series 2003-58,
Class M, 3.50%, 7/25/33	21,258	22,825
Fannie Mae REMIC, Series 2005-68,
Class PG, 5.50%, 8/25/35	91,232	103,138
Fannie Mae REMIC, Series 2006-77,
Class PC, 6.50%, 8/25/36	41,716	47,930
Fannie Mae REMIC, Series 2007-22,
Class PA, 5.50%, 3/25/37	5,797	6,275
Fannie Mae REMIC, Series 2008-46,
Class JA, 4.50%, 5/25/38	42,885	46,794
Fannie Mae REMIC, Series 2010-53,
Class ZJ, 5.00%, 7/25/40	29,157	37,622
Fannie Mae REMIC, Series 2011-146,
Class LX, 3.50%, 10/25/40	190,000	203,253
Fannie Mae REMIC, Series 2012-17,
Class CW, 2.00%, 11/25/30	15,763	15,959
Fannie Mae REMIC, Series 2012-32,
Class DU, 2.50%, 4/25/26	22,897	23,172
Fannie Mae REMIC, Series 2013-113,
Class HA, 3.00%, 11/25/31	1,843	1,911
Fannie Mae REMIC, Series 2013-13,
Class MA, 4.00%, 1/25/43	163,234	175,979
Fannie Mae REMIC, Series 2016-95,
Class LZ, 2.50%, 12/25/46	135,569	138,706
Fannie Mae REMIC, Series 2019-42,
Class ZL, 3.00%, 8/25/49	199,456	222,914
Freddie Mac REMIC, Series 2326,
Class ZP, 6.50%, 6/15/31	29,484	33,574
Freddie Mac REMIC, Series 2653,
Class SC, (Floating, 6.80% - ICE
LIBOR USD 1M, 4.00% Floor,
6.80% Cap), 5.97%, 7/15/33(1)	38,056	42,935
	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 60.6% continued
Government Agency – 26.1% continued
Freddie Mac REMIC, Series 3871,
Class JB, 5.50%, 6/15/41	10,180	11,637
Freddie Mac REMIC, Series 3908,
Class B, 2.50%, 6/15/39	38,746	40,185
Freddie Mac REMIC, Series 3948,
Class AD, 2.00%, 10/15/21	11,489	11,510
Freddie Mac REMIC, Series 3990,
Class GY, 3.50%, 1/15/42	30,000	36,379
Freddie Mac REMIC, Series 4120,
Class QB, 1.50%, 10/15/42	15,793	15,900
Freddie Mac REMIC, Series 4146,
Class ME, 3.50%, 12/15/42	12,000	13,582
Freddie Mac REMIC, Series 4170,
Class TC, 1.63%, 2/15/28	22,466	22,636
Freddie Mac REMIC, Series 4182,
Class MB, 1.50%, 5/15/41	10,970	11,142
Freddie Mac REMIC, Series 4286,
Class DA, 3.50%, 10/15/30	86,084	91,661
Freddie Mac REMIC, Series 4471,
Class GA, 3.00%, 2/15/44	27,468	29,048
Government National Mortgage
Association, Series 2010-151,
Class DQ, 4.00%, 3/20/38	802	801
		1,470,529
Government Agency - Interest Only – 7.5%
Fannie Mae REMIC, Series 2004-64,
Class SW, (Floating, 7.05% - ICE
LIBOR USD 1M, 7.05% Cap),
5.42%, 8/25/34(1)	58,927	9,309
Fannie Mae REMIC, Series 2005-12,
Class SC, (Floating, 6.75% - ICE
LIBOR USD 1M, 6.75% Cap),
5.12%, 3/25/35(1)	80,915	13,880
Fannie Mae REMIC, Series 2012-70,
Class YS, (Floating, 6.65% - ICE
LIBOR USD 1M, 6.65% Cap),
5.02%, 2/25/41(1)	33,411	2,573
Fannie Mae REMIC, Series 2013-103,
Class SK, (Floating, 5.92% - ICE
LIBOR USD 1M, 5.92% Cap),
4.29%, 10/25/43(1)	70,517	15,665
Fannie Mae REMIC, Series 2016-105,
Class SA, (Floating, 6.00% - ICE
LIBOR USD 1M, 6.00% Cap),
4.37%, 1/25/47(1)	57,965	11,002

RIMROCK CORE BOND FUND

SCHEDULE OF INVESTMENTS	FEBRUARY 29, 2020 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 60.6% continued
Government Agency - Interest Only – 7.5% continued
Fannie Mae REMIC, Series 2016-74,
Class GS, (Floating, 6.00% - ICE
LIBOR USD 1M, 6.00% Cap),
4.37%, 10/25/46(1)	67,368	14,861
Freddie Mac REMIC, Series 2981,
Class SU, (Floating, 7.80% - ICE
LIBOR USD 1M, 7.80% Cap),
6.14%, 5/15/30(1)	56,193	9,695
Freddie Mac REMIC, Series 3308,
Class S, (Floating, 7.20% - ICE LIBOR
USD 1M, 7.20% Cap), 5.54%,
3/15/32(1)	50,022	8,273
Freddie Mac REMIC, Series 3460,
Class SA, (Floating, 6.20% - ICE
LIBOR USD 1M, 6.20% Cap),
4.54%, 6/15/38(1)	71,997	15,062
Freddie Mac REMIC, Series 4106,
Class EI, 3.50%, 4/15/41	233,217	20,555
Freddie Mac REMIC, Series 4150,
Class DI, 3.00%, 1/15/43	500,255	43,681
Freddie Mac REMIC, Series 4194,
Class BI, 3.50%, 4/15/43	76,271	8,346
Freddie Mac REMIC, Series 4363,
Class TI, 2.33%, 10/15/39(2)	341,910	19,915
Freddie Mac REMIC, Series 4415,
Class IO, 2.26%, 4/15/41(2)	46,578	2,470
Government National Mortgage
Association, Series 2010-42,
Class BS, (Floating, 6.48% - ICE
LIBOR USD 1M, 6.48% Cap),
4.83%, 4/20/40(1)	40,517	8,845
Government National Mortgage
Association, Series 2013-133,
Class PI, 5.00%, 2/16/37	108,067	13,797
Government National Mortgage
Association, Series 2015-168,
Class SD, (Floating, 6.20% - ICE
LIBOR USD 1M, 6.20% Cap),
4.55%, 11/20/45(1)	950,242	181,482
Government National Mortgage
Association, Series 2016-160,
Class GS, (Floating, 6.10% - ICE
LIBOR USD 1M, 6.10% Cap),
4.45%, 11/20/46(1)	99,251	22,083
		421,494
Non Agency – 27.0%
Banc of America Mortgage Trust, Series
2003-H, Class 3A1, 4.26%,
9/25/33(2)	101,934	104,196

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 60.6% continued
Non Agency – 27.0% continued
Bear Stearns ALT-A Trust, Series
2004-1, Class 2A2, 3.97%,
2/25/34(2)	68,891	70,326
Bear Stearns ARM Trust, Series 2003-6,
Class 1A2, 4.07%, 8/25/33(2)	93,773	94,791
CHL Mortgage Pass-Through Trust,
Series 2004-22, Class A3, 3.84%,
11/25/34(2)	74,564	75,632
CHL Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 2A,
3.85%, 6/20/34(2)	75,002	75,589
Countrywide Asset-Backed Certificates,
Series 2004-12, Class AF5, (Step to
4.89% on 04/25/20), 5.68%,
4/25/35(3)	112,595	113,370
Credit Suisse First Boston Mortgage
Securities Corp., Series 2002-AR28,
Class 2A2, 4.04%, 11/25/32(2)	115,595	117,468
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-AR12,
Class 2A1, 4.34%, 4/25/33(2)	25,555	25,769
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-AR8,
Class 2A1, 3.99%, 9/25/34(2)	51,149	51,458
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2003-AR24,
Class 2A4, 4.30%, 10/25/33(2)	98,644	100,747
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR1, Class 4A1,
3.63%, 3/25/35(2)	87,887	89,660
JP Morgan Mortgage Trust, Series
2007-A1, Class 5A2, 3.99%,
7/25/35(2)	82,207	83,128
Merrill Lynch Mortgage Investors Trust,
Series 2003-A3, Class 1A, 3.83%,
5/25/33(2)	113,677	116,469
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1, 4.19%,
12/25/34(2)	45,088	45,913
Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-EQ1A, Class A1, (Floating,
ICE LIBOR USD 1M + 0.14%, 0.14%
Floor), 1.76%, 7/25/36(1)	111,716	109,486
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2003-26A, Class 7A, 3.92%,
9/25/33(2)	78,174	80,666

RIMROCK CORE BOND FUND

SCHEDULE OF INVESTMENTS	FEBRUARY 29, 2020 (UNAUDITED)

	PRINCIPAL	VALUE
	AMOUNT	(IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 60.6% continued
Non Agency – 27.0% continued
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A11, 4.97%, 7/25/34(2)	66,830	66,751
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A3, 4.97%, 7/25/34(2)	99,800	99,681
		1,521,100
Total Residential Mortgage Backed Securities
(Cost $3,235,960)		$3,413,123

OTHER STRUCTURED PRODUCTS – 1.8%
CLO / CDO – 1.8%
Garrison Funding L.P., Series 2018-1A, Class A1T, (Floating, ICE LIBOR USD 3M + 1.45%), 3.36%, 3/20/27(1)	100,000	99,740
Total Other Structured Products
(Cost $99,389)		$99,740

U.S. GOVERNMENT OBLIGATIONS – 2.9%
U.S. Treasury Notes – 2.9%
1.75%, 12/31/26	45,000	47,117
2.25%, 8/15/49	100,000	113,531
		160,648
Total U.S. Government Obligations
(Cost $149,859)		$160,648

	NUMBER	VALUE
	OF SHARES	(IN USD)
SHORT TERM INVESTMENT FUND – 1.8%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 1.45%(4)	104,669	104,669
Total Short Term Investment Fund
(Cost $104,669)		$104,669

Total Investments – 98.4%
(Cost $5,273,839)		$5,539,474
Other Assets less Liabilities – 1.6%		88,163
NET ASSETS – 100.0%		$5,627,637

(1)	Variable rate security. Rate as of February 29, 2020 is disclosed.

(2)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(3)	Step coupon bond. Rate as of February 29, 2020 is disclosed.

(4)	7-day current yield as of February 29, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ARM - Adjustable Rate Mortgage

CDO - Collaterlized Debt Obligation

CLO - Collateralized Loan Obligation

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

IO - Interest Only

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

Percentages shown are based on Net Assets.

At February 29, 2020, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	1.9%
AAA	60.3
AA	9.4
A	12.2
BBB	14.4
BB	1.8
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

RIMROCK CORE BOND FUND

SCHEDULE OF INVESTMENTS	FEBRUARY 29, 2020 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of February 29, 2020:

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate bonds(1)	$—	$591,650	$—	$591,650
Commerical Mortgage Backed Securities(1)	—	1,169,644	—	1,169,644
Residential Mortgage Backed Securities(1)	—	3,413,123	—	3,413,123
Other Structured Products(1)	—	99,740	—	99,740
U.S. Government Obligations(1)	160,648	—	—	160,648
Short Term Investment Fund	104,669	—	—	104,669
Total	$265,317	$5,274,157	$—	$5,539,474

(1)	Classifications as defined in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rimrock Funds Trust

By:	/s/ Barbara Crowell
Barbara Crowell, Treasurer and Principal Financial Officer

Date:	April 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Dubchansky
Scott Dubchansky, President and Principal Executive Officer

Date:	April 20, 2020

By:	/s/ Barbara Crowell
Barbara Crowell, Treasurer and Principal Financial Officer

Date:	April 20, 2020